Document And Entity Information (USD $)	12 Months Ended
	Oct. 31, 2012	Dec. 14, 2012	Apr. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		6,305,092
Entity Public Float			$ 17,784,720